Unique LoanID	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
5000001	3	3	[3] Hazard Missing [3] Income Not Properly Verified [2] Past Bankruptcy	Income not properly verified due to missing W2's to show proof of continuing overtime income.	2	[2] Credit Score Disclosure Not Present [2] Flood Insurance Cert Missing [2] Initial TIL Missing [2] Missing Attorney Disclosure [2] Missing Insurance Disclosure [2] Missing Application Disclosure [2] Missing Initial Tax Authorization Notice				Cashout Refi	Owner Occ	90	90	35.18
5000002	3	3	[3] Missing Initial Application		2	[2] State - Missing Loan Origination and Compensation Agreement [2] State - Missing Borrower Interest Worksheet [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations				Rate/Term Refi	Owner Occ	60.51	60.51	49.975
5000003	3	3	[3] Application Incomplete [3] Manufactured (Double-Wide) [2] Combined Orig LTV >100%	Per the appraisal date 07/07/2000 subject is a manufactured home. The fully executed Final Loan Application was void of all data.	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Waiver of Borrower's Rights [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1	Finance charges under disclosed by $439.05 which exceeds the $100 tolerance for purchase transactions. TIL itemization did not disclose the tax service fee $62, flood cert fee $15, closing fee $350 or courier fee of $15 as prepaid finance charges.			Purchase	Owner Occ	103.64	103.64	37.24
5000004	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial GFE Date not within 3 days of Initial Application Date	FInance charges are under disclosed $887.49, which exceeds max of $100 for purchase transaction. TIL itemization is not provided to determine reason for under disclosure. Appears reason for under disclosure due to consideration of MI fall off.			Purchase	Owner Occ	95	95	36.6
5000005	2	1			2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing				Purchase	Owner Occ	100	100	55.59
5000006	2	1			2	[2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Rate Lock [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure				Cashout Refi	Owner Occ	100	100	38.6
5000011	3	3	[3] Final Application Missing		2	[2] Initial TIL Missing [2] State - Missing Commitment Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure				Cashout Refi	Owner Occ	80	80	46.99
5000012	2	2	[2] Only Preliminary Title in File		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Interim Interest Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	90	90	39.34
5000013	3	3	[3] Missing Initial Application [2] Only Preliminary Title in File		2	[2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	85	85	43.732
5000014	3	3	[3] Initial Application Unsigned [2] Only Preliminary Title in File		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	90	90	44.048
5000015	2	1			2	[2] State - Missing Lock In Agreement				Cashout Refi	Owner Occ	80	80	52.49
5000016	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Collateral Protection Act Disclosure [2] State - Missing Commitment Letter [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	100	52
5000017	3	3	[3] Initial Application Unsigned		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	86.98	86.98	68.96
5000020	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Loan Commitiment [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Notice to Cosigner	Finance charges under-disclosed by $255.06 which exceeds the $35 tolerance for refinance transactions. Unable to determine the source of the under-disclosure as the itemization of amount financed is not present in file.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	80	90	37.98
5000046	3	3	[3] Initial Application Incomplete	Initial application incomplete due to missing borrower signature, application was taken face to face.	2	[2] State - Missing Broker Agreement [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)				Cashout Refi	Owner Occ	76.92	76.92
5000047	2	2	[2] Negam by Note Design		2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	69.23	69.23	41.502
5000048	3	3	[3] Initial Application Unsigned		2	[2] State - Missing Interest Rate Disclsoure [2] State - Pre-Application Disclosure Statement [2] State - Missing Dual Status / Dual Capacity Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Affidavit of Compliance / Smoke Alarm				Cashout Refi	Investment Property	75	75	39.66
5000049	1	1			1					Cashout Refi	Owner Occ	67.57	67.57
5000050	2	1			2	[2] State - Missing Broker Agreement [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Commitment Letter [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing Loan Brokerage Disclosure Statement				Cashout Refi	Owner Occ	65	65	49.809
5000051	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] Initial GFE Missing [2] Credit Score Disclosure Not Present [2] Initial TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	80	100
5000052	2	1			2
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Optional Credit Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Automated Valuation Report Notice w/ copy of AVM
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
										Purchase	Owner Occ	80	80	48.676
5000053	3	3	[3] MI Missing		2	[2] State - Missing Dower / Homestead Waiver Rider to Mortgage				Purchase	Owner Occ	95	95	42.94
5000054	2	1			2	[2] Affiliated Business Doc Missing				Purchase	Owner Occ	80	100	18.18
5000055	3	3	[3] MI Missing [3] Escrow Holdback	HUD line 805 reflects $69,969.90 escrow hold back for repairs. Renovation Loan Rider is in file.	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Second Home	95	95	49.07
5000056	2	1			2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure				Rate/Term Refi	Owner Occ	85	85	46.04
5000057	3	1			3	[3] Incomplete FIle		UTD
5000058	1	1			1					Cashout Refi	Owner Occ	100	100	49.75
5000059	3	1			3	[3] TIL Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Pre-Application Dislcosure		NO		Construction To Perm	Owner Occ	95	95	64.21
5000060	3	3	[3] Final Application Missing [3] Missing Initial Application		2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Borrower Information Document
[2]   State - Missing Broker Agreement
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Loan Brokerage Disclosure Statement
[2]   Initial GFE Missing
[2]   Initial TIL Missing
										Cashout Refi	Owner Occ	80	80	29.5
5000061	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Commitment Letter [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	49.76
5000062	1	1			1					Cashout Refi	Investment Property	80	80
5000063	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Rate Lock Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Oral Agreement Notice [2] Initial TIL Missing				Cashout Refi	Owner Occ	95	95	47.21
5000064	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	86.84	86.84
5000065	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	78.69	78.69
5000066	3	3	[3] Missing Initial Application [2] Negam by Note Design		2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Rate/Term Refi	Owner Occ	82.16	82.16	42.78
5000067	3	3	[3] Missing Initial Application		1					Rate/Term Refi	Owner Occ	75	90
5000068	1	1			1					Purchase	Owner Occ	80	80	69.85
5000069	3	1			3	[3] TIL Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement	Final TIL signed at closing; however, reflects estimated APR, Finance Charge, and Total Payment figures.	NO		Construction To Perm	Owner Occ	90	100	16.71
5000070	2	1			2	[2] Initial GFE Missing				Purchase	Owner Occ	95	95	39.81
5000071	3	3	[3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Rate Lock [2] State - Missing Title Insurance Notice [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application [2] Initial GFE Missing				Purchase	Investment Property	90	90	52.82
5000072	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Broker Agreement [2] State - Missing Notice of Residential Mortgage Loan Applicants [2] State - Missing Notice to Cosigner [2] State - Missing Application Disclosure / Choice of Agent and Insurer Notice [2] State - Missing Form REW-4 / Notice of State Tax Withholding [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	64	80	39.97
5000073	3	3	[3] MI Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	1					Purchase	Owner Occ	97.65	97.65	28.69
5000074	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Application Disclosure Statement [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	48
5000075	3	3	[3] MI Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing MD Finance Agreement [2] State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing Written Acknowledgement of Delivery of the Note [2] State - Missing Credit Grantor Election				Cashout Refi	Owner Occ	95	95	24.69
5000076	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing MD Finance Agreement [2] State - Missing Loan Commitment [2] State - Missing Residential Property Disclosure / Homeowner's Certification of Principal Residence [2] State - Missing Attorneys' Fees Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Disclosure of Seller-Paid Fees [2] State - Missing Licensee Information or Affidavit of Exemption				Purchase	Owner Occ	100	100	66
5000077	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ	74	74	58.92
5000078	2	1			2	[2] State - Missing Cover Page / Social Security Disclosure				Purchase	Owner Occ	100	100	45.42
5000079	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Loan Brokerage Disclosure Statement [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	75	75
5000080	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	89.01	89.01	51.02
5000081	2	1			2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice				Purchase	Owner Occ	80	80	48.51
5000082	1	1			1					Purchase	Second Home	80	80	64.51
5000083	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $295.89 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a wire fee of $50, a courier fee of $50 and a disbursement fee of $200 as prepaid finance charges.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	75	75	26.34
5000084	3	1			3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD Mandatory Arbitration Disclosure
[2]   State - Missing MD No Escrow Account Disclosure
[2]   State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
[2]   State - Missing Disclosure of Seller-Paid Fees
[2]   State - Missing First Time Home Buyer Affidavit
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							Finance charges under disclosed by $199.86 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose a recording service fee of $25, a copy fee of $199.50 and a courier fee of $50 partially offset by an itemized closing settlement fee of $50, and flood fee of $26 as prepaid finance charges .		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	64.67
5000085	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Second Home	79.99	79.99
5000086	3	3	[3] Final Application Missing [3] Appraisal Incomplete [3] Missing Initial Application	Incomplete appraisal due to being complete subject to and satisfactory completion not in file.	2	[2] State - Missing Dower / Homestead Waiver Rider to Mortgage [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Construction To Perm	Owner Occ	89.97	89.97	39.17
5000087	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Notice of Choice of Insurance Agent Disclosure [2] State - Missing Appraisal Notice				Purchase	Owner Occ	100	100	56.39
5000088	3	1			3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay [2] State - Missing Cover Page / Social Security Disclosure	APR under disclosed by .5064 which exceeds the .125 tolerance. Finance charges under disclosed by $ 14167.95 which exceeds the $100 tolerance for purchase transactions. Lenders Final TIL represents 180 monthly payments of MI. Whereas audited finance charge reflects 202 monthly payments of MI and a fall-off after approximately 78% LTV.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	60.2
5000089	2	2	[2] Combined Orig LTV >100% [2] Only Preliminary Title in File		2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	101	101	35
5000090	3	3	[3] Initial Application Incomplete [3] Credit Report Incomplete [2] Combined Orig LTV >100% [2] Original LTV > 125%	Credit Report incomplete due to missing origination entity information. Initial application incomplete due to only page 1 was provided for review.	3	[3] HUD-1 Incomplete [3] No tolerance fees increased at closing (Credit or Charge for Interest Rate) [3] No tolerance fees increased at closing (Adjusted Origination Charges) [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] Initial GFE Date not within 3 days of Initial Application Date
Final HUD not signed by the borrower or stamped by settlement agent.
Initial GFE dated 6/23/2010 is not within 3 days of application 6/16/2010.
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 06/23/2010; Adjusted Origination disclosed as $2386.67 increased at closing to $2392.68. This is due to the fact that GFE2 dated 07/13/2010 reflects an undocumented increase in Adjusted Origination charges from $2386.67 to $2392.68
No tolerance fees increased at closing: Charge for Interest Rate disclosed on the most recent binding GFE dated 06/23/2010 of $2386.67 but final HUD discloses a charge of $2392.68. This is due to the fact that GFE2 dated 07/13/2010 reflects an undocumented increase in charge for interest rate from $2386.67 to $2392.68.
								YES		Rate/Term Refi	Owner Occ	136.65	136.65	29
5000091	3	3	[3] Appraisal Missing [3] Application Incomplete [3] No Net Tangible Benefit To Borrower	Final application incomplete due to bottom portion of pages cut off. Unable to determine net tangible benefit due to missing previous note for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing. Rate is increasing per payoff statement.	2	[2] State - Missing Commitment Letter [2] State - Missing Application Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	89	89	41.39
5000092	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Initial Application Incomplete	Initial application incomplete due to missing page 2, and bottom section of page 1 is cut off.	2	[2] Credit Score Disclosure Not Present [2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	98.86	98.86	46
5000093	3	3	[3] Final Application Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] State - Missing Commitment Letter [2] State - Missing Loan Brokerage Disclosure Statement [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	89	89	41
5000094	3	1			3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	APR under disclosed by .1449 which exceeds the .125 tolerance. Finance charges under disclosed by $447.00 which exceeds the $100 tolerance for purchase transactions. TIL itemization of amount finance did not disclose the Closing Attorney fee of $450.00 as a prepaid finance charge.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95	95	33
5000095	3	3	[3] Final Application Missing [3] Appraisal Incomplete [3] Initial Application Incomplete	Appraisal incomplete due to improper imaging resulting in truncated document. Initial application incomplete due to improper imaging resulting in truncated document.	3	[3] Finance Charge underdisclosed >$100 for Purchase [3] HUD-1 Incomplete [3] APR Tolerance UnderDisclosed 0.125 [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Collateral Protection Act Disclosure [2] State - Missing Notice of Choice of Agent or Insurer	APR under disclosed by .1287 which exceeds the .125 tolerance. Final HUD incomplete due to not being signed by the borrower. Finance charges under disclosed by $647 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed. There is a Seller credit on page one of HUD for $3,592.97 which is not itemized therefore excluded.	YES	APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	89	95	46
5000096	3	3	[3] Appraisal Missing		2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Borrower Information Document
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Loan Product Choice / Prepayment Penalty Disclosure
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Notice of Choice of Agent or Insurer
										Purchase	Owner Occ	95	95	42
5000097	3	3	[3] Application Incomplete [3] Missing Title Evidence	Application incomplete due to bottom of page is cut off and missing signature.	2	[2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	84.98	84.98	47
5000098	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] Loan is subject to IL Predatory Lending Database Program [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing	Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.			Rate/Term Refi	Owner Occ	89	89	49
5000099	3	3	[3] Final Application Missing		2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	89	89	49
5000100	3	3	[3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $88 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	80	80	48
5000101	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	90	90	38.76
5000102	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	95	40.825
5000103	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Manufactured House		3	[3] HUD-1 Estimated [2] State - Missing Authorization to Complete Blank Spaces [2] State - Missing Application Disclosure / Advance Fee Agreement [2] Initial GFE Missing [2] Initial TIL Missing	HUD in file is a signed estimated copy.	YES		Rate/Term Refi	Owner Occ	75.83	75.83	7.29
5000104	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] State - Missing Broker Agreement [2] Initial GFE Missing [2] Initial TIL Missing		YES		Cashout Refi	Owner Occ	80	80
5000105	3	3	[3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Broker Agreement [2] State - Missing Notice of Consumers Right to Obtain a Security Freeze				Purchase	Investment Property	90	90	43.76
5000106	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	90	90	41.812
5000107	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Virginia Insurance Disclosure [2] State - Missing signed Notice of Mortgage Broker Fee [2] Initial TIL Missing				Cashout Refi	Owner Occ	90.2	90.2
5000108	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $257.15 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. There is a lender credit on line 204 of the final Hud in the amount of $1,575.50 which is not itemized therefore excluded.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	58.38	84.63
5000109	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Childhood Lead Poisoning Prevention	Finance charges under disclosed by $659.28 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose a closing attorney fee of $650, a courier fee of $20 and a wire fee of $20 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	46.35
5000112	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	75	75
5000113	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Mortgage/DOT Incomplete [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Mortgage incomplete due to missing notary date. Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	3	[3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Rate Lock Disclosure [2] State - Missing Disclosure of Facts Material to the Borrower’s Decision, Rights or Interests [2] State - Missing Disclosure of Mortgage Loan Compensation [2] State - Missing Freedom of Choice Insurance Disclosure [2] State - Missing Rate Lock Agreement [2] State - Missing Disclosure of Loans that Borrower Qualifies For [2] State - Missing Mortgage Loan Summary [2] Initial GFE Missing [2] Initial TIL Missing		YES		Cashout Refi	Owner Occ	74.97	74.97
5000114	3	1			3	[3] Incomplete FIle		UTD
5000115	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Real Property Recordation and Transfer Tax (Form FP 7/C) [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Financing Agreement [2] State - Missing Mortgage Disclosure Form [2] Initial GFE Missing				Cashout Refi	Owner Occ	76.83	76.83
5000116	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Collateral Protection Act Disclosure [2] State - Missing Loan Brokerage Disclosure Statement [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	84.71	84.71	39.71
5000265	3	3	[3] Application Incomplete	Final application incomplete due to missing borrowers' signature date.	3	[3] TIL Missing [2] Initial TIL Missing		NO		Rate/Term Refi	Second Home	70	80	43.57
5000266	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Investment Property	80	80	35.496
5000267	3	3	[3] Appraisal Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Investment Property	80	80	35.364
5000268	3	3	[3] Final Application Missing		2	[2] Evidence of Single Premium Credit Insurance With Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	81.48	81.48
5000269	3	3	[3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Net Tangible Benefit Worksheet [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	90	90	41.655
5000270	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] HUD-1 Incomplete [3] TIL Incomplete [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Mortgage Loan Origination Dislcosure [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present	Final HUD incomplete due to not executed by borrower or settlement agent. Final TIL incomplete due to the payment stream not reflecting the mortgage payment with monthly mortgage insurance.	YES		Cashout Refi	Owner Occ	90	90
5000271	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing MD Finance Agreement [2] State - Missing Loan Commitment [2] State - Missing Application Disclosure [2] State - Missing Guarantee Of Loan Program [2] State - Missing MD No Escrow Account Disclosure [2] State - Missing Licensee Information or Affidavit of Exemption [2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing Written Acknowledgement of Delivery of the Note [2] State - Missing Credit Grantor Election [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	90	90
5000272	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing				Purchase	Investment Property	80	80	34.64
5000273	2	1			2	[2] State - Missing Broker Agreement [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] State - Missing Loan Brokerage Disclosure Statement [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	85	85	41.974
5000274	3	3	[3] Final Application Missing [3] Missing Initial Application		3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Affiliated Business Doc Missing
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Application Disclosure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   Initial TIL Missing
							Finance charges under disclosed by $168.96 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	75	100	34.7
5000275	3	3	[3] Final Application Missing		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $150 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	79.09	88.96	44.91
5000276	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ	95	95	44.6783
5000277	1	1			1					Cashout Refi	Owner Occ	100	100	42
5000278	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ	85	85	29.405
5000279	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure [2] State - Missing Title Insurance Notice [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	90	90
5000280	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Loan Commitment [2] State - Missing Attorneys' Fees Disclosure [2] State - Missing Written Acknowledgement of Delivery of the Note [2] State - Missing Credit Grantor Election [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	47.44
5000281	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice				Purchase	Investment Property	90	90	18.07
5000282	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] TIL Incomplete [2] Initial GFE Missing [2] Initial TIL Missing	Final TIL incomplete due not being signed or dated by the borrower.	TESTED		Rate/Term Refi	Owner Occ	79.81	79.81	43.45
5000283	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $428 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	38.1
5000284	3	3	[3] Missing Initial Application [3] Land Only	Per appraisal dated 08/25/2005, subject property is Land Only.	3	[3] TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing		NO		Purchase	Investment Property	84.86	84.86	52.2
5000285	3	1			3	[3] TIL Missing		NO		Purchase	Second Home	90	90
5000286	2	1			2	[2] State - Missing Notice to Purchaser-Mortgagor				Purchase	Owner Occ	90	96.12	44.4
5000287	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Manufactured (Double-Wide)		3	[3] TIL Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	80	90	43.53
5000288	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] ROR Violation Funding date is prior to or equals the ROR End Date [2] HMDA-reportable rate spread (1/1/04-10/1/09)	ROR executed by borrowers on 12/XX/2006 with expiration of rescission period noted as 12/XX/2006. HUD reflects a funding date of 12/XX/2006, equal to the rescission period expiration date, and 4 days of interest was collected which coincides with a 12/XX/2006 funding date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	90	90	49.434
5000289	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing				Cashout Refi	Investment Property	89.99	89.99	14.83
5000290	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Mortgage/DOT Incomplete [3] Missing Initial Application	Mortgage incomplete due to missing pages 2-15 of 15.	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	100
5000291					2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ
5000292					3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges are under disclosed by $150.14 which exceeds $35 for refinances. Final TIL itemization not provided to determine reason for under disclosure.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ
5000293					2	[2] Initial TIL Missing				Cashout Refi	Owner Occ
5000294					2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Rate/Term Refi	Owner Occ
5000295					1					Cashout Refi	Owner Occ
5000296					1					Cashout Refi	Owner Occ
5000297					2	[2] Initial TIL Missing				Cashout Refi	Owner Occ
5000298	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	80	80	52.73
5000299					1					Cashout Refi	Owner Occ
5000300					2	[2] Initial TIL Missing [2] Initial GFE Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ
5000301					1					Cashout Refi	Owner Occ
5000302					2	[2] Initial TIL Missing				Cashout Refi	Owner Occ
5000303					3	[3] State Late Charge Not Standard [2] Initial TIL Missing	Late charge of 5% exceeds maximum allowable late charge in the state of XXX. The amount of any late fee may not exceed 3% of the amount of principal and interest then overdue.			Cashout Refi	Owner Occ
5000304					1					Cashout Refi	Owner Occ
5000305					2	[2] Initial TIL Missing				Cashout Refi	Owner Occ
5000306					1					Cashout Refi	Owner Occ
5000307	3	3	[3] Credit Report Missing [3] MI Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing				Purchase	Owner Occ	100	100	49.34
5000308	3	3	[3] Final Application Missing [3] Missing Initial Application		3
[3]   ROR Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Application Disclosure
[2]   State - Missing  Residential Property Disclosure / Homeowner's Certification of Principal Residence
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD Mandatory Arbitration Disclosure
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
[2]   State - Missing Office of Finance, Treasury Division Finance Affidavit
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing MD Notice of Housing Counseling and Services disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
									ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	84.91	84.91	46.51
5000309	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Anti-Coercion Notice				Cashout Refi	Owner Occ	80	80	35.49
5000310	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $101.16 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose an closing attorney fee of $125 as a prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	60.95	60.95	37.749
5000311	3	3	[3] Final Application Missing [3] Mortgage/DOT Incomplete [3] Missing Initial Application	Mortgage incomplete due to scriveners error resulting in a notarization date of 12/XX/2007 compared to an instrument date of 1/XX/2007.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	100	100	42.38
5000312	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing				Purchase	Owner Occ	100	100	57
5000313	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Notice to Cosigner	Initial GFE dated 9/2/2010 is not within 3 days of application 08/27/2010. Initial TIL dated 9/2/2010 is not within 3 days of application 8/27/2010. There is No evidence in file as to when the lender received the application from the broker.			Rate/Term Refi	Owner Occ	78.8	78.8	43.6
5000314	2	1			2	[2] Initial GFE Date not within 3 days of Initial Application Date	Initial GFE dated 8/22/2011 is not within 3 days of application 7/26/2011.			Purchase	Investment Property	80	80	16.026
5000315	3	3	[3] Credit Report Missing [3] Appraisal Incomplete	Appraisal incomplete due to completed on 11/XX/2004; however, loan has closed on 09/XX/2005.	3	[3] State Grace Period Below Minimum [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] Initial GFE Missing [2] Credit Score Disclosure Not Present	Grace period of 9 days is below the minimum of 10 days per the state of XXX.			HELOC	Owner Occ	80.65	80.65
5000316	3	3	[3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] [GA] Home Loan Provision: Mandatory Arbitration Provision found in file. GA Fair Lending Act as amended by Senate Bill 53 prohibits mandatory arbitration clause on GA home loans. [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial TIL Missing	[GA] Home Loan Provision: Mandatory Arbitration Provision found in file. GA Fair Lending Act as amended by Senate Bill 53 prohibits mandatory arbitration clause on GA home loans.	YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	107.57	107.57
5000317	3	3	[3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] State - Missing or Incomplete Variable Rate Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	73.88	73.88
5000318	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Anti-Coercion Notice [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] State - Missing Lock-In Agreement [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	95	95	32.48
5000319	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	95	95	49.19
5000320	2	1			2	[2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure				Construction To Perm	Owner Occ	79.99	94.98	25.01
5000321	3	3	[3] Final Application Missing		3	[3] TIL Missing [2] State - Missing Lock In Agreement		NO		Purchase	Investment Property	85	85	34.3
5000322	3	3	[3] MI Missing		1					Construction To Perm	Owner Occ	94.99	94.99	49
5000323	3	3	[3] Credit Report Missing [3] Appraisal Incomplete	Appraisal was completed 07/XX/2006; however loan was closed on 11/XX/2007. Recert was missing.	3	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] Credit Score Disclosure Not Present	ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.		ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	80.86	80.86
5000324	2	2	[2] Combined Orig LTV >100%		2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	122.07	122.07
5000325	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Commitment Letter [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Virginia Insurance Disclosure [2] State - Missing Dual Capacity Disclosure [2] State - Missing signed Notice of Mortgage Broker Fee [2] State - Missing Agent's Certification As to the Validity of Power of Attorney and Agent's Authority				Cashout Refi	Owner Occ	95	95
5000326	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Net Tangible Benefit Worksheet				Cashout Refi	Owner Occ	100	100	46.72
5000327	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Commitment Disclosure [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure				Cashout Refi	Owner Occ	100	100	50.7
5000328	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [3] TIL Incomplete [3] ROR Violation Funding date is prior to or equals the ROR End Date [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present	Final HUD incomplete due to not being signed by the borrower. Final TIL was not signed by the borrower at closing and reflects estimated APR, finance charges, amount financed and total payment figures. ROR executed by borrowers 10/XX/2006 with expiration of rescission period noted as 10/XX/2006. HUD does not reflect a funding date and no interest was collected which makes the funding date 30 days prior to the 1st payment date of 10/XX/2006.	YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	98.5	98.5
5000329	3	3	[3] Final Application Missing [3] Missing Initial Application		3
[3]   TIL Incomplete
[3]   ROR Violation Funding date is prior to or equals the ROR End Date
[3]   APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Credit Score Disclosure Not Present
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Loan Application Supplemental Disclosure
[2]   State - Missing Borrower Interest Worksheet
[2]   State - Missing Mortgage Loan Rate Lock Commitment
[2]   State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   Missing originator name, address, and/or license # on recorded mortgage/assignment of mortgage

APR under disclosed by 1.1479 which exceeds the .125 tolerance.
Final TIL was signed by the borrower at closing, however, reflects estimated finance charge and total payment figures.
Finance charges are under-disclosed by $60,568.73 which exceeds the $35 tolerance for refinance transactions.  While the Pay Right Rewards Program on the Addendum to the Note indicates a rate reduction of 0.XX% after every 12 months for the first XX years, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
ROR executed by borrowers 10/XX/2006 with expiration of rescission period noted as 10/XX/2006. HUD does not reflect a funding date and no interest was collected which makes the funding date 30 days prior to the 1st payment date of 10/XX/2006.
								TESTED	APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	93.15	93.15
5000331	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Virginia Insurance Disclosure [2] State - Missing Appraisal Notice [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)		NO		Purchase	Owner Occ	105.35	105.35
5000332	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing				Cashout Refi	Investment Property	65	65
5000333	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3
[3]   ROR Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Automated Valuation Model Notice
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
									ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	41.77	41.77
5000334	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	69.05	69.05
5000335	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $193.65 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose settlement fees: underwriting $50, closing settlemnet $125 and courier $18.50 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	86.18	86.18	34.304
5000337	3	3	[3] Credit Report Missing [3] Missing Initial Application [3] Land Only [2] Subject is Unique Property	Per appraisal dated 07/8/2005 subject property is land.	3	[3] TIL Missing [2] Initial TIL Missing		NO		Purchase	Vacant	74.99	74.99
5000338	3	3	[3] Appraisal Missing [3] Note Incomplete [3] Land Only [2] Subject is Unique Property	Note incomplete due to missing property address and monthly payment amount. Per appraisal tape data, subject property is land.	3	[3] HUD-1 Incomplete [3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Application Disclosure / Advance Fee Agreement [2] State - Missing Appraisal Notice [2] Initial TIL Missing	Final HUD incomplete due to not being signed by the borrower or stamped by settlement agent. Finance charges under disclosed by $251 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.	NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Vacant	90	90	44.721
5000339	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present				Cashout Refi	Owner Occ	85	85	43.12
5000340	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing				Rate/Term Refi	Owner Occ	94.2	94.2	41.599
5000342	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] State - Missing Mortgage Broker Agreement [2] State - Missing Impound Authorization Disclosure [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	HUD in file is not executed by borrower or certified by settlement agent.	YES		Cashout Refi	Owner Occ	90	90	41.38
5000344	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	85	85	42
5000345	3	3	[3] Final Application Missing [3] Mortgage/DOT Incomplete	The notary section of the Mortgage is missing the year portion of the date.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	100	35.28
5000346	3	3	[3] Credit Report Missing		2	[2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	94.98	94.98	31.89
5000347	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Missing Initial Application		3
[3]   ROR Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Agent's Certification as to the Validity of Power of Attorney and Agent's Authority
[2]   State - Missing Alternative Financing Disclosure
[2]   State - Missing Broker Agreement
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Notice of Residential Mortgage Loan Applicants
[2]   State - Missing Notice to Cosigner
[2]   State - Missing Application Disclosure / Choice of Agent and Insurer Notice
[2]   State - Missing Balloon Addendum to Note and/or Rider to Mortgage
[2]   State - Missing Form REW-4 / Notice of State Tax Withholding
[2]   State - Missing Notice of Borrower's Right to Select Title Attorney
[2]   Initial GFE Missing
[2]   Initial TIL Missing
									ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	90	90
5000348	3	3	[3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Appraisal Incomplete [3] Missing Initial Application	Appraisal is incomplete due to valuations are cutoff on the image in the file.	3	[3] ROR Missing [2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Rate Lock [2] State - Missing Documentation of Fees paid to Third Parties [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	87.8	87.8
5000349	3	3	[3] Appraisal Incomplete	Appraisal incomplete due to being subject to, final inspection missing from file.	2	[2] State - Missing Appraisal Notice				Purchase	Owner Occ	80	80	47.51
5000350	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Rate/Term Refi	Owner Occ	77.18	90	44.35
5000351	2	1			2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Closing Statement / Closing Disclosure				Cashout Refi	Owner Occ	86.36	86.36	44.35
5000352	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	65.79	65.79	35.937
5000353	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] P&I stated and calculated exceeds tolerance 0.05 [3] Missing Initial Application [2] Only Preliminary Title in File	P&I (821.39) exceeds standard variance (0.05) with calculated P&I (821.46) Current Variance: 0.07. Accural method not disclosed on NOTE.	3	[3] ROR Missing [3] HUD-1 Missing [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Broker Agreement [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment [2] State - Missing Tax Escrow Notice / Election of Property Tax Payment Method [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	99.16	99.16
5000354	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note				Purchase	Second Home	70	89.78	45.02
5000355	2	1			2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Mortgage Loan Commitment				Purchase	Investment Property	80	80	44.19
5000356	3	3	[3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Interest Rate Disclsoure [2] State - Missing Insurance Disclsoure [2] State - Missing Insurance Escrow Account Disclosure Statement [2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Investment Property	62.79	62.79	43.86
5000357	3	3	[3] Appraisal Missing [3] Final Application Missing		2	[2] State - Missing Commitment Letter [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	88.09	88.09
5000358	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Only Preliminary Title in File [2] Negam by Note Design		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $213.67 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine reason for under disclosure due to missing itemization of amount financed. There is a lender credit on line 204 of the HUD for $1,519 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	60	60	16.769
5000359	3	3	[3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Incomplete [3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing MD Finance Agreement [2] State - Missing Application Disclosure [2] State - Missing Attorneys' Fees Disclosure [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] Initial GFE Missing	Final TIL incomplete due to missing borrower signature and date. Finance charges under disclosed by $743.53 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.	NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100
5000360	3	3	[3] Appraisal Missing [3] Application Incomplete [3] Missing Initial Application	Final application incomplete due to missing origination entity information.	3	[3] HUD-1 Estimated [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Estimated HUD in file is executed by the borrower and certified by the settlement agent.	YES		Cashout Refi	Owner Occ	90	90	33.26
5000361	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Virginia Insurance Disclosure [2] State - Missing signed Notice of Mortgage Broker Fee [2] State - Missing Appraisal Notice [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	83.87	83.87	46.71
5000362	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $1,085.23 which exceeds the $35.00 tolerance for refinance transactions. Unable to determine the reason for under disclosure due to missing itemization of amount financed. Note, notary fee in the amount of $560 is unreasonable, therefore, entire amount included in finance charge calculation.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	76.9	76.9	50.35
5000363	3	3	[3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Disclosure and Acknowledgment of Involvement and Fees Earned by Mortgage Broker [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Second Home	89.85	89.85	38.55
5000364	3	3	[3] Final Application Missing [3] Credit Report Missing		3	[3] HUD-1 Estimated	Estimated HUD in file is executed by the borrower and not certified by the settlement agent.	NO		Purchase	Second Home	90	90	39.04
5000365	3	3	[3] Application Missing [3] Appraisal Incomplete	Appraisal incomplete due to bottoms of scanned document being cut off.	3	[3] HUD-1 Incomplete [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial GFE Incomplete	HUD incomplete due to bottom portion being cut off. HUD not signed by the borrower or certified by the settlement agent. Unable to determine if all fees were captured. Initial GFE missing date.	YES		Cashout Refi	Owner Occ	89.87	89.87	35.19